UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 83.3%
DIVERSIFIED 7.3%
Land Securities Group PLC (United Kingdom)	13,800	$413,287
Unibail-Rodamco (France)	6,400	1,647,052
Vornado Realty Trust	84,300	7,267,503
		9,327,842
HEALTH CARE 17.6%
HCP	125,200	4,233,012
Health Care REIT	27,600	1,245,588
Nationwide Health Properties	117,300	3,958,875
Omega Healthcare Investors	44,500	772,520
Senior Housing Properties Trust	116,328	2,756,974
Ventas	211,649	9,505,156
		22,472,125
HOTEL 3.3%
DiamondRock Hospitality Co.	99,100	1,255,597
Hospitality Properties Trust	51,700	1,758,834
Strategic Hotels & Resorts	86,700	1,138,371
		4,152,802
INDUSTRIAL 1.5%
EastGroup Properties	16,100	748,006
ING Industrial Fund (Australia)	419,302	816,216
Segro PLC (United Kingdom)	40,483	408,151
		1,972,373
OFFICE 17.1%
BioMed Realty Trust	67,957	1,623,493
Boston Properties	68,943	6,347,582
Brandywine Realty Trust	134,785	2,285,954
Derwent London PLC (United Kingdom)	24,400	735,099
ING Office Fund (Australia)	662,257	801,938
Kilroy Realty Corp.	27,000	1,325,970
Mack-Cali Realty Corp.	124,100	4,431,611
Maguire Properties	99,100	1,418,121

	Number
	of Shares	Value
Parkway Properties	18,900	$698,544
SL Green Realty Corp.	27,100	2,207,837
		21,876,149
OFFICE/INDUSTRIAL 3.2%
Liberty Property Trust	129,200	4,019,412

RESIDENTIAL—APARTMENT 15.3%
American Campus Communities	44,269	1,211,200
Apartment Investment & Management Co.	53,774	1,925,647
AvalonBay Communities	59,400	5,733,288
Camden Property Trust	53,500	2,685,700
Education Realty Trust	56,900	715,233
Home Properties	79,500	3,815,205
Mid-America Apartment Communities	27,200	1,355,648
UDR	87,400	2,143,048
		19,584,969
SELF STORAGE 2.4%
Extra Space Storage	104,800	1,696,712
Sovran Self Storage	33,400	1,426,514
		3,123,226
SHOPPING CENTER 14.8%
COMMUNITY CENTER 4.9%
Cedar Shopping Centers	57,300	669,264
Developers Diversified Realty Corp.	75,300	3,153,564
Inland Real Estate Corp.	55,300	841,113
Urstadt Biddle Properties—Class A	102,700	1,615,471
		6,279,412
REGIONAL MALL 9.9%
General Growth Properties	110,202	4,206,410
Glimcher Realty Trust	91,200	1,090,752

	Number
	of Shares	Value
Macerich Co.	104,500	$7,343,215
		12,640,377
TOTAL SHOPPING CENTER		18,919,789

SPECIALTY 0.8%
Entertainment Properties Trust	20,758	1,023,992
TOTAL COMMON STOCK (Identified cost—$74,322,596)		106,472,679
PREFERRED SECURITIES—$25 PAR VALUE 13.1%
BANK 0.2%
Wells Fargo Capital XII, 7.875%	8,800	222,640

REAL ESTATE 12.3%
DIVERSIFIED 0.7%
Duke Realty Corp., 8.375%, Series O	24,100	592,860
Lexington Realty Trust, 7.55%, Series D	16,500	311,850
		904,710
HEALTH CARE 1.4%
Health Care REIT, 7.625%, Series F	24,100	578,159
Health Care REIT, 7.50%, Series G	38,800	1,261,000
		1,839,159
HOTEL 0.5%
Hospitality Properties Trust, 7.00%, Series C	16,000	312,000
Sunstone Hotel Investors, 8.00%, Series A	17,800	333,750
		645,750
INDUSTRIAL 0.2%
EastGroup Properties, 7.95%, Series D	9,000	219,735

MORTGAGE 0.3%
Anthracite Capital, 8.25%, Series D	12,300	162,975
NorthStar Realty Finance Corp., 8.25%, Series B	15,000	198,750
		361,725

	Number
	of Shares	Value
OFFICE 1.0%
BioMed Realty Trust, 7.375%, Series A	32,800	$728,160
Digital Realty Trust, 8.50%, Series A	10,700	245,993
Digital Realty Trust, 7.875%, Series B	13,200	283,800
		1,257,953
OFFICE/INDUSTRIAL 0.6%
PS Business Parks, 6.70%, Series P	37,100	742,371

RESIDENTIAL—APARTMENT 3.5%
Apartment Investment & Management Co., 9.375%, Series G	113,200	2,772,268
Apartment Investment & Management Co., 7.75%, Series U	60,000	1,357,800
Mid-America Apartment Communities, 8.30%, Series H	17,300	419,525
		4,549,593
SELF STORAGE 1.2%
Public Storage, 6.18%, Series D	5,400	108,000
Public Storage, 7.25%, Series I	29,700	710,127
Public Storage, 7.25%, Series K	29,997	710,629
		1,528,756
SHOPPING CENTER 2.4%
COMMUNITY CENTER 1.6%
Kimco Realty Corp., 7.75%, Series G	20,000	478,000
Regency Centers Corp., 7.45%, Series C	31,500	727,335
Saul Centers, 8.00%, Series A	18,700	458,150
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(a)	4,000	413,200
		2,076,685
REGIONAL MALL 0.8%
CBL & Associates Properties, 7.75%, Series C	25,000	515,000
Simon Property Group, 8.375%, Series J ($50 par value)(a)	8,130	498,450
		1,013,450
TOTAL SHOPPING CENTER		3,090,135
SPECIALTY 0.5%
Entertainment Properties Trust, 9.00%, Series E	25,000	621,125
TOTAL REAL ESTATE		15,761,012

	Number
	of Shares	Value
TELECOMMUNICATION SERVICES 0.6%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	35,000	$730,100
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$17,888,724)		16,713,752
PREFERRED SECURITIES—CAPITAL SECURITIES 2.7%
INSURANCE 0.6%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b)	1,000,000	845,216
OFFICE 1.3%
Highwoods Properties, 8.625%, Series A(a)	2,000	1,640,000
PIPELINES 0.8%
Enterprise Products Operating LP, 8.375%, due 8/1/66	1,000,000	974,790
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$3,811,140)		3,460,006

		Principal
		Amount
COMMERCIAL PAPER 1.0%
San Paolo US Financial, 1.30%, due 4/1/08 (Identified cost—$1,302,000)		$1,302,000	1,302,000

TOTAL INVESTMENTS (Identified cost—$97,324,460)	100.1%		127,948,437

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)%		(87,128)

NET ASSETS (Equivalent to $13.81 per share based on 9,259,507 shares of common stock outstanding)	100.0%		$127,861,309

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.
(a) Illiquid security. Aggregate holdings equal 2.0% of net assets of the fund.
(b) Resale is restricted to qualified institutional investors. Aggregate holdings equals 0.7% of net assets.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$127,948,437	$122,274,781	$4,033,656	$1,640,000

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$1,760,000
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(120,000)
Net purchases (sales)
Transfers in and/or out of Level 3	—
Balance as of March 31, 2008	$1,640,000

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$35,961,611
Gross unrealized depreciation	(5,337,634)
Net unrealized appreciation	$30,623,977

Cost for federal income tax purposes	$97,324,460

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin

     Name: Adam M. Derechin

Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: May 30, 2008